LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Outstanding		$ 53,118	$ 41,706
Current portion of long-term debt		(2,938)	(1,898)
Unamortized debt discount and issue costs		(312)	(239)
Fair value adjustments		108	76
Noncurrent portion of long-term debt		49,976	39,645
Fair value adjustments of interest rate hedge		11	64
Repayments of Long-term Debt [Abstract]
2024		2,938
2025		2,779
2026		5,287
2027		3,096
2028		6,232
Columbia Gas and Columbia Gulf
Debt Instrument [Line Items]
Equity interest percentage	40.00%
COLUMBIA PIPELINE GROUP, INC.5
Debt Instrument [Line Items]
Fair value adjustments of interest rate hedge		119	140
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding		36,815	34,998
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding		647	919
Medium Term Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding		$ 15,466	$ 13,966
Interest Rate		4.60%	4.50%	4.60%		4.50%
Senior Unsecured Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding		$ 21,349	$ 21,032	$ 16,167		$ 15,542
Interest Rate		5.00%	4.90%	5.00%		4.90%
Senior Unsecured Notes | COLUMBIA PIPELINE GROUP, INC.5
Debt Instrument [Line Items]
Outstanding		$ 0	$ 2,030	$ 0		$ 1,500
Interest Rate		0.00%	4.90%	0.00%		4.90%
Senior Unsecured Notes | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Outstanding		$ 8,055	$ 0	$ 6,100		$ 0
Interest Rate		6.10%	0.00%	6.10%		0.00%
Senior Unsecured Notes | COLUMBIA PIPELINES OPERATING COMPANY LLC | Columbia Pipelines Group
Debt Instrument [Line Items]
Outstanding					$ 1,500
Senior Unsecured Notes | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Outstanding		$ 1,320	$ 0	$ 1,000		$ 0
Interest Rate		6.20%	0.00%	6.20%		0.00%
Senior Unsecured Notes | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Outstanding		$ 1,548	$ 1,587	$ 1,172		$ 1,172
Interest Rate		4.10%	4.10%	4.10%		4.10%
Senior Unsecured Notes | TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding		$ 1,122	$ 1,150	$ 850		$ 850
Interest Rate		4.20%	4.20%	4.20%		4.20%
Senior Unsecured Notes | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding		$ 495	$ 440	$ 375		$ 325
Interest Rate		4.40%	4.30%	4.40%		4.30%
Senior Unsecured Notes | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Outstanding		$ 330	$ 338	$ 250		$ 250
Interest Rate		2.80%	2.80%	2.80%		2.80%
Senior Unsecured Notes | GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Outstanding		$ 165	$ 198	$ 125		$ 146
Interest Rate		7.60%	7.60%	7.60%		7.60%
Debentures and Notes, Maturity Date of 2024 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding		$ 100	$ 100
Interest Rate		9.90%	9.90%	9.90%		9.90%
Debentures and Notes, Maturity Date of 2023 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding		$ 0	$ 271	$ 0		$ 200
Interest Rate		0.00%	7.90%	0.00%		7.90%
Medium-Term Notes, Maturity between 2025 and 2030 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding		$ 504	$ 504
Interest Rate		7.40%	7.40%	7.40%		7.40%
Medium-Term Notes, Maturity Date of 2026 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding		$ 43	$ 44	$ 33		$ 33
Interest Rate		7.50%	7.50%	7.50%		7.50%
Unsecured Term Loan | TUSCARORA GAS TRANSMISSION COMPANY
Debt Instrument [Line Items]
Outstanding		$ 0	$ 46	$ 0		$ 34
Interest Rate		0.00%	6.50%	0.00%		6.50%
Senior Unsecured Term Loan | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding		$ 2,377	$ 0	$ 1,800		$ 0
Interest Rate		7.70%	0.00%	7.70%		0.00%
Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding		$ 2,621	$ 0
Unsecured Revolving Credit Facility | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding		$ 244	$ 0	$ 185		$ 0
Interest Rate		7.70%	0.00%	7.70%		0.00%